William J. Evers

Vice President & Counsel

Tel: 212-314-5027

Fax: 212-314-3953

April 24, 2012

VIA EDGAR

Alison White, Esquire

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

Mail Stop 8629

Washington, DC 20549-8629

RE:	Separate Account A of AXA Equitable Life Insurance Company

Post-Effective Amendment No. 13 to Registration Statement on Form N-4

EQUI-VEST® Strategies Variable Annuities

File Nos.: 333-130988 and 811-01705

Dear Ms. White:

AXA Equitable Life Insurance Company (“AXA Equitable” or the “Company) today has transmitted via EDGAR for filing pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 13 and Amendment No. 248 (the “Amendment”) to AXA Equitable’s Form N-4 Registration Statement under the 1933 Act and the Investment Company Act of 1940, respectively (File Nos.: 333-130988 and 811-01705). The Registrant is Separate Account A (“Separate Account”) of AXA Equitable.

I. PURPOSES OF THE AMENDMENT

The Amendment contains the prospectuses and statements of additional information for AXA Equitable’s EQUI-VEST® Strategies contracts. The Amendment also contains updated year-end financials of AXA Equitable and its Separate Account as of December 31, 2011, and reflects a limited number of other changes of an updating and stylistic nature.

The principal purpose of the Amendment is to add specific information regarding the charge for the Personal Income Benefit, an optional withdrawal benefit made available under the contract to both new and inforce contract owners.

On February 23, 2012, the Company filed a Post-Effective Amendment under Rule 485(a) to add the Personal Income Benefit to the contracts. On or about March 13, 2012, the Commission staff provided comments on the Post-Effective Amendment and those comments were addressed by the Company. We were notified on or about March 20, 2012 that the staff had no additional comments. However, the staff noted that a subsequent Post-Effective Amendment would be required in order to add the charge for the Personal Income Benefit. The Prospectus included in this Amendment now includes the charge for the Personal Income Benefit in both the “Fee table” and the section entitled “Charges and expenses.” Also, the Examples in the Prospectus have been updated to include the charge for the Personal Income Benefit.

II. ACCELERATION OF EFFECTIVENESS OF THE REGISTRATION STATEMENT AND RELATED MATTERS

The Registrant and the principal underwriters of the securities being registered (AXA Advisors, LLC and AXA Distributors, LLC) intend to make an oral request for acceleration of the effective date of the Registration Statement to the earliest practicable time. Accordingly, in compliance with the requirements of Rule 461 (a) under the Securities Act of 1933 we have been authorized to represent, and do represent, on behalf of the Registrant and the principal underwriters, that they, respectively, are aware of their obligations under that Act.

* * * * *

On behalf of the Company and the Registrant, we hereby make the representations below regarding the Amendments:

•	The Company is responsible for the adequacy and accuracy of the disclosure in the Amendments and the Registration Statements;

•

Comments by the staff of the Securities and Exchange Commission (the “Commission”) or changes to disclosure in response to staff comments on the Amendments do not foreclose the Commission from taking any action with respect to the Amendments or the Registration Statements; and

•	The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact the undersigned at 212-314-5027 or Christopher E. Palmer at 202-346-4253 of Goodwin Procter LLP, if you have any questions.

Very truly yours,

/s/ William J. Evers
William J. Evers

cc:	Christopher E. Palmer, Esq.
Goodwin Procter LLP